COMMON STOCK	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
COMMON STOCK

14.	COMMON STOCK
The Company had reserved shares of common stock for issuance as follows:

December 31, 2021
Shares reserved for warrants	23,673
Options issued and outstanding	8,766,466
Shares available for future issuance under equity incentive plan	20,844,788
Conversion of 2028 Convertible Notes	20,842,773

Total	50,477,700

As of December 31, 2021, the Company had 23,722,254 shares of common stock reserved for future issuance under equity incentive plans corresponding to the 2021 Equity Incentive Plan. As of December 31, 2021, 1,075,635 stock options and 1,801,831 RSUs had been granted to employees under the 2021 Equity Incentive Plan.